Second Term Loan Facilities - Additional information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Apr. 18, 2012 Vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 12, 2013 Vessel	Jul. 07, 2014	Dec. 31, 2011	Jun. 30, 2014
Debt Instrument [Line Items]
Cash balance required		$ 62,526,243	$ 194,740,045	$ 140,870,317			$ 26,734,435
Acquisition of vessels	2
Payment amount for purchase of fleet vehicle		3,502,791	426,118,733	147,454,659
Secured Term Loan
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		80,000,000
Commitment fee on credit facility		1.05%
Credit facility, amount outstanding		62,550,737
Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on credit facility interest rate		3.00%
Secured Term Loan | Financial Covenant
Debt Instrument [Line Items]
Debt instrument covenant description		The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents (including undrawn available lines of credit with a maturity exceeding 12 months) in an amount equal to or greater than (i) $10,000,000 and (ii) 5 per cent of the total indebtedness; b) net debt to total capitalization ratio not to exceed 60%; c) EBITDA to interest expense, on a trailing four-quarter basis, to be no less than 3:1; and d) a loan to value maintenance of no less than 130%.
Secured Term Loan | Financial Covenant | Minimum
Debt Instrument [Line Items]
Cash balance required		10,000,000
Cash required as percent of indebtedness		5.00%
EBITDA to interest expense Ratio		3
Loan to value maintenance ratio		130.00%
Secured Term Loan | Financial Covenant | Maximum
Debt Instrument [Line Items]
Net Debt to total capitalization ratio		60.00%
Payment of term loan, other than dividend		50.00%
Secured Term Loan | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		16,000,000
Secured Term Loan | Tranche A | Repayments
Debt Instrument [Line Items]
Credit facility, periodic payment		521,739
Credit facility, number of repayments		8
Credit facility, final payment		5,043,481
Secured Term Loan | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		32,000,000
Secured Term Loan | Tranche B | Repayments
Debt Instrument [Line Items]
Credit facility, periodic payment		444,444
Credit facility, number of repayments		8
Credit facility, final payment		22,666,676
Secured Term Loan | Tranche C
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		32,000,000
Secured Term Loan | Tranche C | Repayments
Debt Instrument [Line Items]
Credit facility, periodic payment		444,444
Credit facility, number of repayments		8
Credit facility, final payment		23,555,564
Loan Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	180,000,000
Commitment fee on credit facility		1.35%
Credit facility, amount outstanding		127,000,000
Credit facility, number of repayments		9
Credit facility, final payment		79,300,000
Credit facility, maturity date		Apr. 18, 2017
Loan Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on credit facility interest rate		3.375%
Loan Facility | Financial Covenant
Debt Instrument [Line Items]
Debt instrument covenant description		The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $12,500,000 and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3.00:1.00; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent.
Loan Facility | Financial Covenant | Minimum
Debt Instrument [Line Items]
Cash balance required		12,500,000
Cash required as percent of indebtedness		5.00%
EBITDA to interest expense Ratio		3
Working capital required		0
Total equity to total assets		30.00%
Loan Facility | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		120,000,000
Credit facility, periodic payment		4,150,000
Loan Facility | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		60,000,000
Credit facility, periodic payment		1,150,000
Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, refinancing	150,000,000
February 12, 2013 Loan Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								270,000,000
Credit facility, amount drawn during period		60,000,000
Credit facility available to re-draw		60,000,000
February 12, 2013 Loan Facility | Navigator Gas L.L.C.
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					270,000,000
Basis spread on credit facility interest rate			3.50%
Commitment fee on credit facility			1.40%
Credit facility, amount outstanding		80,183,525
Acquisition of vessels					11
Payment amount for purchase of fleet vehicle					470,000,000
Credit facility term			5 years
Credit facility, amount drawn during period		243,000,000
Debt payment end date		Jan. 31, 2018
February 12, 2013 Loan Facility | IPO [Member]
Debt Instrument [Line Items]
Credit facility, final payment						120,000,000
February 12, 2013 Loan Facility | Group One | Navigator Gas L.L.C.
Debt Instrument [Line Items]
Credit facility, periodic payment		1,462,500
Credit facility, number of repayments		8
Debt payment end date		Oct. 05, 2016
February 12, 2013 Loan Facility | Group Two | Navigator Gas L.L.C.
Debt Instrument [Line Items]
Credit facility, periodic payment		4,539,450
Credit facility, number of repayments		13
Credit facility, final payment		9,470,675
February 12, 2013 Loan Facility | Tranche One
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								30,000,000
Credit facility, amount drawn during period		30,000,000
February 12, 2013 Loan Facility | Tranche Two
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								30,000,000
Credit facility, amount drawn during period		30,000,000
February 12, 2013 Loan Facility | Tranche Three
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								30,000,000
February 12, 2013 Loan Facility | Tranche Four
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								30,000,000
Credit Facility Four | Financial Covenant
Debt Instrument [Line Items]
Debt instrument covenant description		The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25,000,000 and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3.00:1.00; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent.
Credit Facility Four | Financial Covenant | Minimum
Debt Instrument [Line Items]
Cash balance required		25,000,000
Cash required as percent of indebtedness		5.00%
EBITDA to interest expense Ratio		3
Working capital required		0
Total equity to total assets		30.00%
April Eleven Twenty Thirteen Loan Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		120,000,000	120,000,000
Credit facility, amount outstanding		88,125,000
Credit facility term		6 years
Credit facility, amount drawn during period		$ 90,000,000
Credit facility initiation date		Apr. 11, 2013	Apr. 11, 2013
Credit facility, last availability date		Jun. 08, 2015
Debt instrument payment description		The principal will be repaid in 24 equal quarterly instalments based on 50% of each amount advanced, with a final installment of the remaining 50% of each advance.
April Eleven Twenty Thirteen Loan Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on credit facility interest rate		3.50%
April Eleven Twenty Thirteen Loan Facility | Repayments
Debt Instrument [Line Items]
Credit facility, number of repayments		24
Credit facility, amount advanced		50.00%
April Eleven Twenty Thirteen Loan Facility | Minimum
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility		135.00%